Accounting Policies Accounting Policies - Price risk derivatives (Details) - FLNG derivative - FLNG - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Price Risk Derivatives [Line Items]
Realized gain on oil derivative instrument	$ 2,539	$ 7,395
Unrealized (loss)/gain on oil derivative instrument	(39,620)	750
Gain on FLNG derivative instrument	$ (37,081)	$ 8,145